Leases - Disclosure of Amounts Recognized in the Income Statement Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Total Depreciation charge of right of use assets	€ 10,832	€ 12,975	€ 14,649
Expense relating to short-term leases (included in Operating expenses)	718	943	646
Expense relating to leases of low-value assets that are not short-term leases (included in Operating expenses)	63	88	98
Expense relating to variable lease payments not included in lease liabilities (included in Other expenses)	3,235	2,421	3,478
Total Other lease-related expenses	4,016	3,452	4,222
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Total Depreciation charge of right of use assets	3,891	4,534	4,424
Refund points
Disclosure of quantitative information about right-of-use assets [line items]
Total Depreciation charge of right of use assets	3,762	5,046	6,511
IT contracts
Disclosure of quantitative information about right-of-use assets [line items]
Total Depreciation charge of right of use assets	2,019	2,147	2,253
Others
Disclosure of quantitative information about right-of-use assets [line items]
Total Depreciation charge of right of use assets	€ 1,160	€ 1,248	€ 1,461